Prepaids And Deposits - Disclosure Of Prepaids And Deposits (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Prepaids and Deposits [Abstract]
Prepaid expenses	$ 5,234,416	$ 432,039	$ 56,341
Security deposits	3,345,611	1,293,272	26,312
Lease deposits (Notes 11 and 25)	767,369	940,760
Prepaids and deposits current and noncurrent	9,347,396	2,666,071	82,653
Less: current portion of prepaids and deposits	(8,640,286)	(1,887,035)	$ (82,653)
Prepaids and deposits	$ 707,110	$ 779,036